Document And Entity Information	6 Months Ended
Jun. 30, 2016 shares
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2
Entity Registrant Name	Iao Kun Group Holding Co Ltd
Entity Central Index Key	0001417754
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	IKGH
Entity Common Stock, Shares Outstanding	0